Goodwill and Intangible Assets (Details) - Schedule of Activity in Goodwill - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity in Goodwill [Abstract]
Balance	$ 4,793,149	$ 4,813,234	$ 4,797,078	$ 4,811,901	$ 4,557,782	$ 4,576,572	$ 4,576,572
Foreign exchange transaction	283,642	(20,085)	16,156	68,492	235,329	(18,790)	220,506	$ (547,826)
Balance	$ 5,076,791	$ 4,793,149	$ 4,813,234	$ 4,626,274	$ 4,811,901	$ 4,557,782	$ 4,797,078	$ 4,576,572